Loans payable (Disclosure of detailed information about Promissory note) (Details) - CAD ($)	1 Months Ended	12 Months Ended
	Apr. 22, 2021	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about borrowings [line items]
Promissory settled by shares		$ 0	$ 131,250
Promissory Note [Member]
Disclosure of detailed information about borrowings [line items]
Principal opening balance		90,000	221,250
Promissory settled by shares	$ 131,250	(90,000)	(131,250)
Principal ending balance		$ 0	$ 90,000